Offsetting of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Offsetting Assets Table [Text Block]
As of December 31, 2015
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$16,959	$-	$16,959	$114	$-	$-	$16,845
Reverse repurchase agreements	96,338	-	96,338	-	96,338	-	-
Total	$113,297	$-	$113,297	$114	$96,338	$-	$16,845

As of December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Received	Cash Collateral Received	Net Amount
Derivatives	$25,362	$-	$25,362	$320	$-	$-	$25,042
Reverse repurchase agreements	151,134	-	151,134	-	151,134	-	-
Total	$176,496	$-	$176,496	$320	$151,134	$-	$25,042

Offsetting Liabilities Table [Text Block]
As of December 31, 2015
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Pledged	Net Amount
Derivatives	$14,343	$-	$14,343	$114	$4,050	$-	$10,179
Repurchase agreements	712,145	-	712,145	-	712,145	-	-
Total	$726,488	$-	$726,488	$114	$716,195	$-	$10,179

As of December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
(In thousands)	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position	Financial Instruments	Securities Collateral Pledged	Cash Collateral Received	Net Amount
Derivatives	$23,032	$-	$23,032	$320	$8,781	$-	$13,931
Repurchase agreements	1,171,657	-	1,171,657	-	1,171,657	-	-
Total	$1,194,689	$-	$1,194,689	$320	$1,180,438	$-	$13,931